Exhibit 99.1

Signature Group Holdings, Inc.
Form ABS-15G
For the period January 1, 2012 - March 31, 2012

Asset Class	CIK	Check if Registered	Originator	Total Assets in ABS by Originator (at time of securitization)	Assets that Were Subject of Demand	Assets Repurchased or Replaced	Assets Pending Repurchase or Replacement (within cure period)	Demand in Dispute	Demand Withdrawn	Demand Rejected

FREMONT HOME LOAN TRUST 2004-B	0001290264	X	Fremont Investment & Loan	$774,323,000	$510,826	$0.00	$510,826	$510,826	$0.00	$0.00